Note 18 - Financial Instruments	12 Months Ended
Mar. 31, 2015
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]
18.    FINANCIAL INSTRUMENTS

Fair Value—In the normal course of business, the Company invests in financial assets. To estimate the fair value of those financial assets, the Company uses quoted market prices to the extent that they are available. Where a quoted market price is not available, the Company estimates fair value using primarily the discounted cash flow method. For certain financial assets and liabilities, such as trade receivables and trade payables, which are expected to be collected and settled within one year, the Company assumes that the carrying amount approximates fair value due to their short maturities. Investments for which it is not practicable to estimate fair value primarily consist of investments in a number of unaffiliated and unlisted smaller sized companies and the estimate of their fair values cannot be made without incurring excessive costs. Refundable insurance policies are carried at cash surrender value. The carrying amounts for long-term borrowings with variable rates approximate their fair values. The carrying amounts and fair value of financial instruments are summarized below:

	Thousands of Yen
	2014		2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Other investments for which it is:
Practicable to estimate fair value	¥3,751,011	¥3,751,011	¥4,314,481	¥4,314,481
Not practicable	2,604,806	-	2,346,225	-
Noncurrent refundable insurance policies (other assets)	63,062	63,062	110,894	110,894

Cash and cash equivalents were classified as Level 1 instruments and short-term and long-term borrowings were classified as Level 2 instruments.

Other investments for which it is practicable to estimate fair value are available-for-sales equity and debt securities disclosed in Note 4.

Other investments for which it is not practicable to estimate fair value were comprised of non-marketable equity securities of ¥1,379,623 thousand and investments in funds of ¥1,225,183 thousand as of March 31, 2014 and non-marketable equity securities of ¥853,629 thousand and investments in funds of ¥1,492,596 thousand as of March 31, 2015.